Note 15 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of Options Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value

Outstanding Options, January 1, 2015	228,666,600	$0.1345
Granted	43,263,900	$0.0501
Exercised	(677,100)	$0.0460
Forfeited or expired	(93,724,600)	$0.1938

Outstanding Options, December 31, 2015	177,528,800	$0.0869	4.18	$-

Vested and Expected to Vest Options at December 31, 2015	175,617,560	$0.0831	4.16	$-

Exercisable Options at December 31, 2015	127,127,050	$0.0944	3.21	$-

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable and Vested	Weighted Average Exercise Price

$0.0454 - $0.0506	46,740,200	3.57	$0.0476	32,034,900	$0.0467
$0.0522 - $0.0750	40,027,700	5.61	$0.0663	24,111,300	$0.0653
$0.0776 - $0.0940	31,246,750	6.16	$0.0826	12,323,500	$0.0863
$0.0948 - $0.1276	33,915,300	3.25	$0.1124	33,058,500	$0.1125
$0.1320 - $0.2176	25,598,850	1.90	$0.1621	25,598,850	$0.1621

Balance, December 31, 2015	177,528,800	4.18	$0.0869	127,127,050	$0.0944

Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]
	Stock Options									Employee Stock Purchase Plan
	Years Ended December 31									Years Ended December 31
	2015			2014			2013			2015			2014			2013

Risk-free interest rate	1.18%	-	1.50%	1.49%	-	1.76%	0.68%	-	1.75%	0.01%	-	0.08%	0.02%	-	0.05%	0.04%	-	0.06%
Expected life (years)		5			5			5		0.25	-	0.26	0.25	-	0.26	0.25	-	0.26
Volatility	33%	-	36%	34%	-	37%	40%	-	48%	35%	-	48%	30%	-	45%	24%	-	40%
Dividend		-			-			-			-			-			-

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
	Number of Outstanding Awards	Weighted Average Grant-Date Fair Value

Nonvested at January 1, 2015	46,823,850	$0.0710
Granted	24,979,250	$0.0491
Vested	(15,728,550)	$0.0792
Forfeited and expired	(5,466,200)	$0.0602

Nonvested at December 31, 2015	50,608,350	$0.0588

Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
Outstanding stock options	177,528,800
Outstanding RSUs	50,608,350
Shares reserved for future stock option grants	38,764,950
Shares reserved for Employee Stock Purchase Plan	5,501,800
Shares reserved for Awards	36,056,850

308,460,750